Condensed Interim Consolidated Statements of Changes in Equity (Deficit) (Unaudited) - USD ($)	Number of common shares	Number of Class “A” Shares	Common Shares	Commitment to issue shares	Class “A” Shares	Reserves	Currency Translation Adjustment	Deficit	Equity	Non-controlling Interest	Total
Balance at Dec. 31, 2021			$ 110,226,715	$ 2,703,326	$ 28,247	$ 10,661,294		$ (100,995,334)	$ 22,624,249	$ (8,621,581)	$ 14,002,668
Balance (in Shares) at Dec. 31, 2021	1,036,951	338
Shares issued in public offering			7,876,960						7,876,960		7,876,960
Shares issued in public offering (in Shares)	331,042
Shares issued in acquisition			419,783	(419,783)
Shares issued in acquisition (in Shares)	4,196
Share issuance costs			(900,720)						(900,720)		(900,720)
Holdco shares exchanged for common shares			186,294					(4,562,631)	(4,376,337)	4,376,337
Holdco shares exchanged for common shares (in Shares)	11,441
Stock-based compensation						884,322			884,322		884,322
Loss and comprehensive loss								(5,322,635)	(5,322,635)	(1,258,926)	(6,581,561)
Balance at Jun. 30, 2022			117,809,033	2,283,543	28,247	11,545,616		(110,880,600)	20,785,839	(5,504,170)	15,281,669
Balance (in Shares) at Jun. 30, 2022	1,383,630	338
Shares issued in public offering			4,255,400						4,255,400		4,255,400
Shares issued in public offering (in Shares)	2,376,249
Shares issued in private placement			1,119,373						1,119,373		1,119,373
Shares issued in private placement (in Shares)	412,292
Shares issued in acquisition			5,662	(2,283,543)		2,277,881
Share issuance costs			(835,942)						(835,942)		(835,942)
Stock-based compensation						683,261			683,261		683,261
Cumulative translation adjustment							154,970		154,970		154,970
Loss and comprehensive loss								(14,301,812)	(14,301,812)	(878,959)	(15,180,771)
Balance at Dec. 31, 2022			122,353,525		28,247	14,506,758	154,970	(125,182,412)	11,861,088	(6,383,129)	5,477,959
Balance (in Shares) at Dec. 31, 2022	4,172,171	338
Exercise of warrants			4,446,200						4,446,200		4,446,200
Exercise of warrants (in Shares)	4,042,000
Shares issued in public offering			2,250,000						2,250,000		2,250,000
Shares issued in public offering (in Shares)	2,500,000
Share issuance costs			(226,544)						(226,544)		(226,544)
Stock-based compensation						(1,156,217)			(1,156,217)		(1,156,217)
Cumulative translation adjustment							28,197		28,197		28,197
Loss and comprehensive loss								(3,235,956)	(3,235,956)	(401,588)	(3,637,544)
Balance at Jun. 30, 2023			$ 128,823,181		$ 28,247	$ 13,350,541	$ 183,167	$ (128,418,368)	$ 13,966,768	$ (6,784,717)	$ 7,182,051
Balance (in Shares) at Jun. 30, 2023	10,714,171	338